Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
March 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—85.7%
	[1]	Communication Services—4.3%
144,727		Altice USA, Inc.	$494,966
132,753		CarGurus, Inc.	2,479,826
71,534		DISH Network Corp., Class A	667,412
8,201		EverQuote, Inc.	113,994
2,662		IAC, Inc.	137,359
62,076		Match Group, Inc.	2,383,098
57,356		Spotify Technology SA	7,663,909
23,151		Yelp, Inc.	710,736
		TOTAL	14,651,300
		Consumer Discretionary—12.7%
28,415	[1]	1-800-FLOWERS.COM, Inc.	326,772
22,050	[1]	2U, Inc.	151,043
6,639		Academy Sports and Outdoors, Inc.	433,195
41,736	[1]	Airbnb, Inc.	5,191,958
22,784	[1]	Bright Horizons Family Solutions, Inc.	1,754,140
57,067	[1]	Carvana Co.	558,686
16,225	[1]	Chegg, Inc.	264,468
6,275	[1]	Children’s Place, Inc./The	252,569
4,878	[1]	Crocs, Inc.	616,774
8,933	[1]	Duolingo, Inc.	1,273,756
14,996	[1]	Etsy, Inc.	1,669,505
92,491	[1]	Expedia Group, Inc.	8,974,402
31,246		Ford Motor Co.	393,700
132,689		Gap (The), Inc.	1,332,198
38,873	[1]	Groupon, Inc.	163,655
4,863		Hasbro, Inc.	261,094
53,525		International Game Technology PLC	1,434,470
763	[1]	Lululemon Athletica, Inc.	277,877
869		Murphy USA, Inc.	224,245
27,245	[1]	Overstock.com, Inc.	552,256
34,076	[1]	PlayAGS, Inc.	243,643
38,237		PVH Corp.	3,409,211
85,956	[1]	Revolve Group, Inc.	2,260,643
63,062	[1]	Rocket Companies, Inc.	571,342
34,606	[1]	Sonos, Inc.	678,970
95,899	[1]	Stitch Fix, Inc.	490,044
9,275		Tractor Supply Co.	2,179,996
5,252	[1]	Ulta Beauty, Inc.	2,865,859
187,505	[1]	Under Armour, Inc., Class A	1,779,422
6,088	[1]	Wayfair, Inc.	209,062
10,883		Wingstop, Inc.	1,997,901
32,115	[1]	WW International, Inc.	132,314
12,356	[1]	YETI Holdings, Inc.	494,240
		TOTAL	43,419,410
		Consumer Staples—2.5%
21,765		Albertsons Cos., Inc.	452,277
3,228		Archer-Daniels-Midland Co.	257,142

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
46,892	[1]	Beyond Meat, Inc.	$761,057
28,550	[1]	elf Beauty, Inc.	2,351,093
45,961	[1]	Hain Celestial Group, Inc.	788,231
2,234		Hershey Foods Corp.	568,352
20,700		Kroger Co.	1,021,959
17,074		Lamb Weston Holdings, Inc.	1,784,574
2,944		PepsiCo, Inc.	536,691
		TOTAL	8,521,376
		Energy—3.4%
31,756		CONSOL Energy, Inc.	1,850,422
39,010		Marathon Petroleum Corp.	5,259,718
2,111	[1]	Nabors Industries Ltd.	257,352
54,248	[1]	Oceaneering International, Inc.	956,392
13,756		PBF Energy, Inc.	596,460
33,993	[1]	Propetro Holding Corp.	244,410
19,751		Ranger Oil Corp.	806,631
24,724	[1]	Weatherford International PLC	1,467,370
		TOTAL	11,438,755
		Financials—10.3%
12,641		Ameriprise Financial, Inc.	3,874,466
6,845		Assured Guaranty Ltd.	344,098
30,218		Bank of New York Mellon Corp.	1,373,106
13,770		Berkley, W. R. Corp.	857,320
45,625		Carlyle Group LP/The	1,417,112
8,108		Cboe Global Markets, Inc.	1,088,418
28,416	[1]	Coinbase Global, Inc.	1,920,069
28,848		Comerica, Inc.	1,252,580
13,735	[1]	eHealth, Inc.	128,560
52,410		First Republic Bank	733,216
1,438		Gallagher (Arthur J.) & Co.	275,104
99,943	[1]	Green Dot Corp.	1,717,021
12,564		Interactive Brokers Group, Inc., Class A	1,037,284
68,609		Jackson Financial, Inc.	2,566,663
175,677	[1]	LendingClub Corp.	1,266,631
20,677	[1]	LendingTree, Inc.	551,249
37,285		Live Oak Bancshares, Inc.	908,635
437		Marketaxess Holdings, Inc.	170,994
1,054		MSCI, Inc., Class A	589,913
26,661		NASDAQ, Inc.	1,457,557
107,998	[1]	Open Lending	760,306
49,593	[1]	PayPal Holdings, Inc.	3,766,092
14,429		ProAssurance Corp.	266,648
40,177	[1]	PROG Holdings, Inc.	955,811
11,767		Progressive Corp., OH	1,683,387
1,650		Prudential Financial, Inc.	136,521
22,478		Signature Bank	4,113
4,017		State Street Corp.	304,047
252,417	[1]	StoneCo Ltd.	2,408,058
3,132		Tradeweb Markets, Inc.	247,491
3,887	[1]	Triumph Financial, Inc.	225,679
17,683		Western Alliance Bancorp	628,454

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
11,648		Zions Bancorporation, N.A.	$348,625
		TOTAL	35,265,228
		Health Care—13.6%
10,631	[1]	10X Genomics, Inc.	593,103
154,438	[1]	Adaptive Biotechnologies Corp.	1,363,688
15,206	[1]	Agios Pharmaceuticals, Inc.	349,282
20,374	[1]	Alector, Inc.	126,115
27,929	[1]	Amedisys, Inc.	2,054,178
432	[1]	Biogen, Inc.	120,109
71,828	[1]	CareDx, Inc.	656,508
17,245	[1]	Centene Corp.	1,090,056
58,682	[1]	Community Health Systems, Inc.	287,542
148,872	[1]	Elanco Animal Health, Inc.	1,399,397
1,141		Elevance Health, Inc.	524,643
15,199	[1]	Emergent BioSolutions, Inc.	157,462
57,043	[1]	Fulgent Genetics, Inc.	1,780,882
1,366	[1]	Heska Corp.	133,349
8,056		Humana, Inc.	3,910,866
8,750	[1]	iTeos Therapeutics, Inc.	119,088
5,087		Johnson & Johnson	788,485
9,464	[1]	Lantheus Holdings, Inc.	781,348
26,093	[1]	Maravai LifeSciences Holdings, Inc.	365,563
4,882	[1]	Molina Healthcare, Inc.	1,305,886
11,762	[1]	Myriad Genetics, Inc.	273,231
47,874	[1]	NanoString Technologies, Inc.	473,953
162,654	[1]	NeoGenomics, Inc.	2,831,806
90,479	[1]	Nevro Corp.	3,270,816
56,351	[1]	Novavax, Inc.	390,512
67,924	[1]	Omnicell, Inc.	3,985,101
17,160	[1]	Phreesia, Inc.	554,096
27,669	[1]	Privia Health Group, Inc.	763,941
14,276	[1]	Prometheus Biosciences, Inc.	1,532,100
11,182	[1]	Rocket Pharmaceuticals, Inc.	191,548
2,829	[1]	Sarepta Therapeutics, Inc.	389,921
75,156	[1]	Syneos Health, Inc.	2,677,057
339,588	[1]	Teladoc Health, Inc.	8,795,329
18,889	[1]	The Joint Corp.	317,902
4,850	[1]	TransMedics Group, Inc.	367,291
5,591	[1]	Vertex Pharmaceuticals, Inc.	1,761,556
		TOTAL	46,483,710
		Industrials—6.7%
27,410	[1]	3D Systems Corp.	293,835
17,443		Apogee Enterprises, Inc.	754,410
39,414	[1]	Astronics Corp.	526,571
4,733	[1]	Atkore, Inc.	664,892
5,083		Automatic Data Processing, Inc.	1,131,628
22,340	[1]	BlueLinx Holdings, Inc.	1,518,226
3,566	[1]	Builders Firstsource, Inc.	316,589
32,531	[1]	CIRCOR International, Inc.	1,012,365
12,383	[1]	DXP Enterprises, Inc.	333,350
7,152		Ennis, Inc.	150,836
23,623	[1]	Fluence Energy, Inc.	478,366

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
9,678	[1]	Generac Holdings, Inc.	$1,045,321
67,565	[1]	Lyft, Inc.	626,328
7,436		Paychex, Inc.	852,091
36,268		Pitney Bowes, Inc.	141,082
30,185	[1]	Proto Labs, Inc.	1,000,633
3,876		Robert Half International, Inc.	312,289
46,513	[1]	SkyWest, Inc.	1,031,193
19,491		Stanley Black & Decker, Inc.	1,570,585
86,368	[1]	Trex Co., Inc.	4,203,531
34,391	[1]	Uber Technologies, Inc.	1,090,195
12,836	[1]	United Airlines Holdings, Inc.	567,993
3,259	[1]	United Rentals, Inc.	1,289,782
62,617	[1]	XPO Logistics, Inc.	1,997,482
		TOTAL	22,909,573
		Information Technology—24.3%
7,937	[1]	Allegro MicroSystems, Inc.	380,897
9,081	[1]	Alteryx, Inc.	534,326
21,687	[1]	Ambarella, Inc.	1,679,008
135,375	[1]	AppLovin Corp.	2,132,156
34,661	[1]	Arista Networks, Inc.	5,818,195
3,720		Broadcom, Inc.	2,386,529
52,914	[1]	C3.AI, Inc.	1,776,323
22,004	[1]	Cadence Design Systems, Inc.	4,622,820
56,521	[1]	Cerence, Inc.	1,587,675
70,626	[1]	Ceridian HCM Holding, Inc.	5,171,236
23,847	[1]	Clear Secure, Inc.	624,076
3,170		Cognex Corp.	157,073
9,611		Cognizant Technology Solutions Corp.	585,598
132,424	[1]	Digital Turbine, Inc.	1,636,761
9,084	[1]	DocuSign, Inc.	529,597
31,242	[1]	Dynatrace Holdings LLC	1,321,537
543	[1]	Enphase Energy, Inc.	114,182
712	[1]	EPAM Systems, Inc.	212,888
38,331	[1]	Everbridge, Inc.	1,328,936
27,141	[1]	F5, Inc.	3,954,172
1,130	[1]	First Solar, Inc.	245,775
5,963	[1]	FormFactor, Inc.	189,922
37,961	[1]	Fortinet, Inc.	2,522,888
2,176	[1]	Guidewire Software, Inc.	178,541
8,184	[1]	Impinj, Inc.	1,109,096
7,967	[1]	Intapp, Inc.	357,240
6,736		Jabil, Inc.	593,846
19,825	[1]	Kyndryl Holdings, Inc.	292,617
53,418	[1]	LiveRamp Holdings, Inc.	1,171,457
47,941	[1]	MaxLinear, Inc.	1,688,003
6,590		Microchip Technology, Inc.	552,110
21,072	[1]	New Relic, Inc.	1,586,511
37,302	[1]	Nutanix, Inc.	969,479
9,423	[1]	Okta, Inc.	812,639
4,760	[1]	Palo Alto Networks, Inc.	950,762
162,114		Pegasystems, Inc.	7,859,287
2,324	[1]	Procore Technologies, Inc.	145,552

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
63,400	[1]	Pure Storage, Inc.	$1,617,334
60,622	[1]	Q2 Holdings, Inc.	1,492,514
1,468	[1]	Qorvo, Inc.	149,105
8,311	[1]	Qualys, Inc.	1,080,596
12,120	[1]	RingCentral, Inc.	371,720
277,697	[1]	Semtech Corp.	6,703,606
1,093		Skyworks Solutions, Inc.	128,952
9,389	[1]	Splunk, Inc.	900,217
18,303	[1]	Synaptics, Inc.	2,034,378
8,647	[1]	Synopsys, Inc.	3,339,904
45,185	[1]	Telos Corp.	114,318
3,770	[1]	Twilio, Inc.	251,195
40,437	[1]	Varonis Systems, Inc.	1,051,766
78,024	[1]	Zoom Video Communications, Inc.	5,761,292
		TOTAL	82,776,607
		Materials—2.5%
1,198		Albemarle Corp.	264,806
14,274		CF Industries Holdings, Inc.	1,034,722
5,125		Koppers Holdings, Inc.	179,221
57,706		Mosaic Co./The	2,647,552
80,861		Newmont Corp.	3,963,806
19,841		United States Steel Corp.	517,850
		TOTAL	8,607,957
		Real Estate—5.4%
40,989		Boston Properties, Inc.	2,218,325
2,298		Crown Castle, Inc.	307,564
545		Essex Property Trust, Inc.	113,981
246,717		Kilroy Realty Corp.	7,993,631
25,700		Macerich Co. (The)	272,420
2,579		Public Storage	779,219
98,076	[1]	Redfin Corp.	888,569
94,864		SL Green Realty Corp.	2,231,201
72,165		Vornado Realty Trust L.P.	1,109,176
60,256	[1]	Zillow Group, Inc.	2,633,187
		TOTAL	18,547,273
		TOTAL COMMON STOCKS (IDENTIFIED COST $282,992,763)	292,621,189
		INVESTMENT COMPANY—7.4%
25,143,078		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.82%[2] (IDENTIFIED COST $25,137,472)	$25,138,049
		TOTAL INVESTMENT IN SECURITIES—93.1% (IDENTIFIED COST $308,130,235)	317,759,238
		OTHER ASSETS AND LIABILITIES - NET—6.9%[3]	23,556,964
		TOTAL NET ASSETS—100%	$341,316,202
SECURITIES SOLD SHORT—(82.6)%
Shares			Value
		Communication Services—(5.0)%
26,349	[1]	Alphabet, Inc., Class A	$2,733,182
3,667		ATN International, Inc.	150,054
43,796	[1]	E.W. Scripps Co.	412,120
12,933	[1]	Frontier Communications Parent, Inc.	294,484

Shares			Value
		Communication Services—continued
191,388	[1]	Magnite, Inc.	$1,772,253
27,310	[1]	Roku, Inc.	1,797,544
15,888		Sinclair Broadcast Group, Inc.	272,638
3,185	[1]	Sphere Entertainment Co.	188,138
31,681	[1]	Take-Two Interactive Software, Inc.	3,779,543
86,234	[1]	Trade Desk, Inc./The	5,252,513
102,790	[1]	Vimeo Holdings, Inc.	393,686
		TOTAL	17,046,155
		Consumer Discretionary—(11.5)%
63,861	[1]	Amazon.com, Inc.	6,596,203
12,541	[1]	Bally’s Corp.	244,800
7,492	[1]	Boot Barn Holdings, Inc.	574,187
36,388	[1]	CarMax, Inc.	2,339,021
1,488		Churchill Downs, Inc.	382,490
53,346		D. R. Horton, Inc.	5,211,371
62,681	[1]	Dave & Buster’s Entertainment, Inc.	2,306,034
6,934	[1]	DoorDash, Inc.	440,725
27,686	[1]	Floor & Decor Holdings, Inc.	2,719,319
27,481		Franchise Group, Inc.	748,857
30,361	[1]	G-III Apparel Group Ltd.	472,113
3,769	[1]	Grand Canyon Education, Inc.	429,289
9,520	[1]	Hilton Grand Vacations, Inc.	422,973
1,835		Lear Corp.	255,964
1,322	[1]	LGI Homes, Inc.	150,748
8,362		Lithia Motors, Inc.	1,914,313
35,970	[1]	Ollie’s Bargain Outlet Holding, Inc.	2,084,102
78,327	[1]	Peloton Interactive, Inc.	888,228
17,871		Polaris, Inc., Class A	1,977,069
3,309	[1]	RH	805,907
207,404	[1]	Rivian Automotive, Inc.	3,210,614
33,190	[1]	Skechers USA, Inc., Class A	1,577,189
15,512	[1]	Tesla, Inc.	3,218,119
50,753	[1]	The RealReal, Inc.	63,949
714	[1]	TopBuild Corp.	148,612
813		Vail Resorts, Inc.	189,982
33,291	[1]	Vroom, Inc.	29,919
		TOTAL	39,402,097
		Consumer Staples—(2.7)%
2,500	[1]	Celsius Holdings, Inc.	232,350
6,425	[1]	Darling Ingredients, Inc.	375,220
31,811	[1]	Freshpet, Inc.	2,105,570
9,549		Hormel Foods Corp.	380,814
11,697		Reynolds Consumer Products, Inc.	321,668
26,414		Target Corp.	4,374,951
23,045		Tyson Foods, Inc., Class A	1,367,029
		TOTAL	9,157,602
		Energy—(2.8)%
15,813	[1]	CNX Resources Corp.	253,324
5,232	[1]	DMC Global, Inc.	114,947
99,007		Enviva, Inc.	2,859,322
56,701		Equitrans Midstream Corp.	327,732
12,445	[1]	Expro Group Holdings NV	228,490
7,517		Exxon Mobil Corp.	824,314

Shares			Value
		Energy—continued
24,861	[1]	Green Plains, Inc.	$770,442
21,452		Hess Corp.	2,838,958
51,384		Liberty Energy, Inc.	658,229
9,306		New Fortress Energy, Inc.	273,876
8,165	[1]	Noble Corp. PLC	322,272
9,876	[1]	Peabody Energy Corp.	252,826
		TOTAL	9,724,732
		Financials—(11.2)%
97,930	[1]	Affirm Holdings, Inc.	1,103,671
5,330		Ameris Bancorp	194,971
20,093		Bank of America Corp.	574,660
23,700	[1]	Berkshire Hathaway, Inc., Class B	7,317,849
39,504		BGC Partners, Inc., Class A	206,606
90,767	[1]	Block, Inc.	6,231,154
11,705	[1]	Cannae Holdings, Inc.	236,207
20,012		Capital One Financial Corp.	1,924,354
47,928		Citigroup, Inc.	2,247,344
42,984		Equitable Holdings, Inc.	1,091,364
3,299		Erie Indemnity Co.	764,246
543	[1]	GoHealth, Inc.	8,840
5,695		Goldman Sachs Group, Inc.	1,862,891
4,043	[1]	Goosehead Insurance, Inc.	211,045
36,403		Morgan Stanley	3,196,183
36,481		Redwood Trust, Inc.	245,882
22,415	[1]	Ryan Specialty Group Holdings, Inc.	901,980
21,819		S&P Global, Inc.	7,522,537
12,781		SEI Investments Co.	735,547
7,523	[1]	StoneX Group, Inc.	778,856
3,512	[1]	Trupanion, Inc.	150,630
14,665		Webster Financial Corp. Waterbury	578,119
		TOTAL	38,084,936
		Health Care—(11.9)%
42,110	[1]	AdaptHealth Corp.	523,427
4,465	[1]	Apellis Pharmaceuticals, Inc.	294,511
7,701	[1]	Arcturus Therapeutics Holdings, Inc.	184,593
60,139	[1]	Arrowhead Pharmaceuticals, Inc.	1,527,531
2,819	[1]	BioAtla, Inc.	7,555
33,855	[1]	Catalent, Inc.	2,224,612
19,410	[1]	Cerevel Therapeutics Holdings	473,410
26,037	[1]	Cryoport, Inc.	624,888
14,449	[1]	Davita, Inc.	1,171,958
22,563	[1]	Evolent Health, Inc.	732,169
6,691	[1]	Exact Sciences Corp.	453,717
9,073	[1]	Glaukos Corp.	454,557
39,529	[1]	Guardant Health, Inc.	926,560
4,229		HCA Healthcare, Inc.	1,115,103
22,280	[1]	HealthEquity, Inc.	1,308,059
51,017	[1]	Heron Therapeutics, Inc.	77,036
12,976	[1]	ICU Medical, Inc.	2,140,521
2,822	[1]	Illumina, Inc.	656,256
19,768	[1]	Inari Medical, Inc.	1,220,476
8,633	[1]	Insulet Corp.	2,753,582
30,711	[1]	Intellia Therapeutics, Inc.	1,144,599

Shares			Value
		Health Care—continued
5,877	[1]	iRhythm Technologies, Inc.	$728,924
35,454	[1]	Karyopharm Therapeutics, Inc.	137,916
3,446	[1]	Kodiak Sciences, Inc.	21,365
8,568	[1]	Mirati Therapeutics, Inc.	318,558
60,892	[1]	Novocure Ltd.	3,662,045
18,719	[1]	Outset Medical, Inc.	344,430
3,222	[1]	Penumbra, Inc.	897,939
9,870	[1]	PetIQ, Inc.	112,913
48,999	[1]	Progyny, Inc.	1,573,848
8,295	[1]	Pulmonx Corp.	92,738
15,856	[1]	QuidelOrtho Corp.	1,412,611
242,083	[1]	R1 RCM, Inc.	3,631,245
6,965	[1]	Reata Pharmaceuticals, Inc.	633,258
11,399	[1]	REGENXBIO, Inc.	215,555
1,016	[1]	Repligen Corp.	171,054
17,837	[1]	Schrodinger, Inc.	469,648
460	[1]	Shockwave Medical, Inc.	99,742
5,406		Stryker Corp.	1,543,251
9,899	[1]	Surgery Partners, Inc.	341,219
47,282	[1]	Tenet Healthcare Corp.	2,809,496
51,064	[1]	Twist Bioscience Corp.	770,045
10,521	[1]	Ultragenyx Pharmaceutical, Inc.	421,892
5,300	[1]	Zentalis Pharmaceuticals LLC	91,160
		TOTAL	40,515,972
		Industrials—(5.8)%
9,317		Advanced Drainage System, Inc.	784,585
8,533	[1]	Aerovironment, Inc.	782,135
95,545		Air Lease Corp.	3,761,607
5,363	[1]	Ameresco, Inc.	263,967
16,474	[1]	Boeing Co.	3,499,572
3,669	[1]	FTI Consulting, Inc.	724,077
35,323		General Electric Co.	3,376,879
4,007	[1]	GXO Logistics, Inc.	202,193
6,732	[1]	Hydrofarm Holdings Group, Inc.	11,646
5,972	[1]	Kirby Corp.	416,248
7,182	[1]	Mastec, Inc.	678,268
123,446	[1]	SunRun, Inc.	2,487,437
38,010		TransUnion	2,361,941
54,489	[1]	Upwork, Inc.	616,815
		TOTAL	19,967,370
		Information Technology—(23.1)%
83,026	[1]	Advanced Micro Devices, Inc.	8,137,378
8,136	[1]	Appian Corp.	361,076
2,317		Apple, Inc.	382,073
36,595	[1]	Asana, Inc.	773,252
31,737	[1]	Atlassian Corp. PLC	5,432,422
58,818		Bentley Systems, Inc.	2,528,586
19,049	[1]	BigCommerce Holdings, Inc.	170,298
88,333	[1]	CloudFlare, Inc.	5,446,613
67,413	[1]	Confluent, Inc.	1,622,631
9,704	[1]	Datadog, Inc.	705,093
97,837		Entegris, Inc.	8,023,612
30,147	[1]	Five9, Inc.	2,179,327

Shares			Value
		Information Technology—continued
11,902		Intuit, Inc.	$5,306,269
10,332		Micron Technology, Inc.	623,433
7,574		Microsoft Corp.	2,183,584
22,521		MKS Instruments, Inc.	1,995,811
23,181	[1]	MongoDB, Inc.	5,403,955
79,439	[1]	nCino, Inc.	1,968,498
6,863	[1]	ON Semiconductor Corp.	564,962
25,905	[1]	Par Technology Corp.	879,734
18,825	[1]	PTC, Inc.	2,413,930
13,772	[1]	Rapid7, Inc.	632,272
46,303	[1]	Rogers Corp.	7,567,299
27,642	[1]	SentinelOne, Inc.	452,223
5,429	[1]	Sitime Corp.	772,167
125,672	[1]	Unity Software, Inc.	4,076,800
73,606	[1]	Veeco Instruments, Inc.	1,555,295
21,746	[1]	ViaSat, Inc.	735,885
63,264	[1]	Wolfspeed, Inc.	4,108,997
60,291	[1]	Yext, Inc.	579,396
10,163	[1]	Zscaler, Inc.	1,187,343
		TOTAL	78,770,214
		Materials—(3.3)%
25,031	[1]	Arconic Corp.	656,563
6,828		Carpenter Technology Corp.	305,621
14,054		Celanese Corp.	1,530,340
28,022		Dow, Inc.	1,536,166
35,695		DuPont de Nemours, Inc.	2,561,830
47,595		Freeport-McMoRan, Inc.	1,947,111
6,348		Quaker Chemical Corp.	1,256,587
18,666		Southern Copper Corp.	1,423,283
		TOTAL	11,217,501
		Real Estate—(4.3)%
28,711		Americold Realty Trust, Inc.	816,828
120,571		Healthcare Realty Trust, Inc.	2,330,637
17,072	[1]	Howard Hughes Corp.	1,365,760
34,312		ProLogis, Inc.	4,281,108
5,956		Realty Income Corp.	377,134
25,387		Ventas, Inc.	1,100,527
60,110		Welltower, Inc.	4,309,286
		TOTAL	14,581,280
		Utilities—(1.0)%
5,487		Brookfield Renewable Corp.	191,771
37,541		Dominion Energy, Inc.	2,098,917
9,817		Southwest Gas Holdings, Inc.	613,072
29,213	[1]	Sunnova Energy International, Inc.	456,307
		TOTAL	3,360,067
		Total Securities Sold Short (PROCEEDS $278,996,765)	$281,827,926
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2023	Shares Held as of 3/31/2023	Dividend Income
Health Care:
Alector, Inc.*	$153,449	$28,059	$—	$(55,393)	$—	$126,115	20,374	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$153,449	$28,059	$—	$(55,393)	$—	$126,115	20,374	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2022	$13,811,929
Purchases at Cost	$109,352,531
Proceeds from Sales	$(98,029,965)
Change in Unrealized Appreciation/Depreciation	$(1,123)
Net Realized Gain/(Loss)	$4,677
Value as of 3/31/2023	$25,138,049
Shares Held as of 3/31/2023	25,143,078
Dividend Income	$270,306

*	At March 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.